Pension And Other Employee Benefit Plans (Summary Of The Changes In Fair Value Of Level 3 Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Unobservable Inputs (Level 3)
Beginning balance	$ 0.8		$ 0.7
Unrealized loss on property assets	1.2		(0.1)
Ending balance	$ 0.2		$ 0.6